UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22483

Copeland Trust
(Exact name of Registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325 Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC, 80 Arkay Drive Suite 10, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 470-2600

Date of fiscal year end:	11/30

Date of reporting period:	11/30/25

Item 1. Reports to Stockholders.

(a)

Copeland International Small Cap Fund

Class A (CISAX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$130	1.23%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve months ending November 30, 2025, the Fund's Class A shares returned 11.08% , trailing the MSCI World ex USA Small Cap Net Index (27.48%) and MSCI World ex USA Net Index (24.58%). The period favored higher-momentum, lower-profitability stocks, creating headwinds for the Fund's quality- and dividend-growth-oriented approach.

Stock selection in Consumer Discretionary and Health Care contributed positively, while Materials and Consumer Staples detracted.

In Consumer Discretionary, Lottomatica Group S.p.A. (LTMC-IT, 2.0% of holdings at period end) was a top contributor to Fund performance. Italy's leading gaming operator gained online market share while earnings growth accelerated to over 40% with 33% dividend growth. Performance reflected strong fundamentals and valuation re-rating as global investors recognized the business model's durability and disciplined capital allocation.

In Health Care, Recordati S.p.A. (REC-IT, 1.8% of holdings at period end) delivered steady profit growth. Its rare diseases segment, led by Isturisa and Enjaymo, accelerated growth, while Specialty & Primary Care remained a stable cash generator. The company is tracking toward double-digit earnings and dividend growth in 2025.

Within Materials, OR Royalties Ltd. (OR-CA, 2.0% of holdings at period end) generated robust returns in 2025, driven by rising gold prices and production volumes, which enabled record revenues, high margins, balance-sheet deleveraging, and aggressive capital returns. Despite this performance, the Materials sector overall lagged the benchmark primarily due to our structural underweight to gold miners.

In Consumer Staples, Warpaint London PLC (W7L-GB, 0% of holdings at period end), a U.K. cosmetics company, was the primary detractor. Following a period of rapid earnings acceleration driven by aggressive distribution expansion, growth normalized as the company lapped this unusually strong rollout phase. The resulting deceleration in earnings growth led to a valuation de-rating. As our confidence in the sustainability of future dividend growth diminished, we exited the position prior to period end, consistent with the Fund’s focus on durable, compounding income and dividend growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Copeland International Small Cap Fund - Class A	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net
Dec-2021	$9,425	$10,000	$10,000
Nov-2022	$7,370	$8,634	$7,966
Nov-2023	$7,619	$9,608	$8,423
Nov-2024	$8,011	$10,902	$9,524
Nov-2025	$8,899	$13,582	$12,141

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	11.08%	-1.45%
With Load	4.74%	-2.93%
MSCI WORLD ex USA Index	24.58%	8.12%
MSCI WORLD ex USA SMALL CAP Net	27.48%	5.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.0%
Materials
13.2%
Financials
13.0%
Real Estate
11.4%
Consumer Discretionary
11.1%
Technology
9.9%
Health Care
7.5%
Utilities
2.8%
Consumer Staples
2.8%
Communications
2.1%
Energy
1.4%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.8%
Utilities	2.8%
Health Care	7.5%
Technology	9.9%
Consumer Discretionary	11.1%
Real Estate	11.4%
Financials	13.0%
Materials	13.2%
Industrials	26.0%

Fund Statistics

  Net Assets$704,404
  Number of Portfolio Holdings75
  Advisory Fee (net of waivers)$0
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Japan
30.6%
Canada
16.5%
United Kingdom
10.9%
Italy
8.3%
Sweden
6.3%
Australia
6.0%
France
5.6%
Netherlands
3.7%
Germany
3.4%
Spain
2.0%
Other Countries
7.7%
Liabilities in Excess of Other Assets
-1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Other Countries	7.7%
Spain	2.0%
Germany	3.4%
Netherlands	3.7%
France	5.6%
Australia	6.0%
Sweden	6.3%
Italy	8.3%
United Kingdom	10.9%
Canada	16.5%
Japan	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Maruwa Company Ltd.	2.9%
Chiba Bank Ltd. (The)	2.1%
OR Royalties, Inc.	2.0%
Lottomatica Group Spa	2.0%
Hill & Smith Holdings plc	1.9%
Halma PLC	1.8%
Recordati Industria Chimica e Farmaceutica SpA	1.8%
Ventia Services Group Pty Ltd.	1.8%
TMX Group Ltd.	1.7%
Charter Hall Group	1.7%

Material Fund Changes

No material changes occured during the year ended November 30, 2025.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland International Small Cap Fund - Class A (CISAX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CISAX

Copeland International Small Cap Fund

Class I (CSIIX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$104	0.98%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve months ending November 30, 2025, the Fund's Class I shares returned 11.57% , trailing the MSCI World ex USA Small Cap Net Index 27.48% and MSCI World ex USA Net Index 24.58%. The period favored higher-momentum, lower-profitability stocks, creating headwinds for the Fund's quality- and dividend-growth-oriented approach.

Stock selection in Consumer Discretionary and Health Care contributed positively, while Materials and Consumer Staples detracted.

In Consumer Discretionary, Lottomatica Group S.p.A. (LTMC-IT, 2.0% of holdings at period end) was a top contributor to Fund performance. Italy's leading gaming operator gained online market share while earnings growth accelerated to over 40% with 33% dividend growth. Performance reflected strong fundamentals and valuation re-rating as global investors recognized the business model's durability and disciplined capital allocation.

In Health Care, Recordati S.p.A. (REC-IT, 1.8% of holdings at period end) delivered steady profit growth. Its rare diseases segment, led by Isturisa and Enjaymo, accelerated growth, while Specialty & Primary Care remained a stable cash generator. The company is tracking toward Adouble-digit earnings and dividend growth in 2025.

Within Materials, OR Royalties Ltd. (OR-CA, 2.0% of holdings at period end) generated robust returns in 2025, driven by rising gold prices and production volumes, which enabled record revenues, high margins, balance-sheet deleveraging, and aggressive capital returns. Despite this performance, the Materials sector overall lagged the benchmark primarily due to our structural underweight to gold miners.

In Consumer Staples, Warpaint London PLC (W7L-GB, 0% of holdings at period end), a U.K. cosmetics company, was the primary detractor. Following a period of rapid earnings acceleration driven by aggressive distribution expansion, growth normalized as the company lapped this unusually strong rollout phase. The resulting deceleration in earnings growth led to a valuation de-rating. As our confidence in the sustainability of future dividend growth diminished, we exited the position prior to period end, consistent with the Fund’s focus on durable, compounding income and dividend growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Copeland International Small Cap Fund - Class I	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net
Dec-2021	$10,000	$10,000	$10,000
Nov-2022	$7,820	$8,634	$7,966
Nov-2023	$8,084	$9,608	$8,423
Nov-2024	$8,510	$10,902	$9,524
Nov-2025	$9,495	$13,582	$12,141

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	11.57%	-1.31%
MSCI WORLD ex USA Index	24.58%	8.12%
MSCI WORLD ex USA SMALL CAP Net	27.48%	5.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.8%
Utilities	2.8%
Health Care	7.5%
Technology	9.9%
Consumer Discretionary	11.1%
Real Estate	11.4%
Financials	13.0%
Materials	13.2%
Industrials	26.0%

Fund Statistics

  Net Assets$704,404
  Number of Portfolio Holdings75
  Advisory Fee (net of waivers)$0
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Other Countries	7.7%
Spain	2.0%
Germany	3.4%
Netherlands	3.7%
France	5.6%
Australia	6.0%
Sweden	6.3%
Italy	8.3%
United Kingdom	10.9%
Canada	16.5%
Japan	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Maruwa Company Ltd.	2.9%
Chiba Bank Ltd. (The)	2.1%
OR Royalties, Inc.	2.0%
Lottomatica Group Spa	2.0%
Hill & Smith Holdings plc	1.9%
Halma PLC	1.8%
Recordati Industria Chimica e Farmaceutica SpA	1.8%
Ventia Services Group Pty Ltd.	1.8%
TMX Group Ltd.	1.7%
Charter Hall Group	1.7%

Material Fund Changes

No material changes occured during the year ended November 30, 2025.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland International Small Cap Fund - Class I (CSIIX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CSIIX

Copeland Dividend Growth Fund

Class A (CDGRX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$121	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund rose 2.48% versus the 13.59% gain posted by the Russell 3000 Index and the 15.00% advance registered by the S&P 500 Index.

Our stock selection in the Consumer Staples and Health Care sectors bolstered Fund returns while those in the Technology and Consumer Discretionary detracted. Fund holding Broadcom (AVGO, 3.6% of holdings at period end) was a bright spot in the Technology sector as shares more than doubled. The semiconductor and infrastructure software company benefited from strong artificial intelligence demand. Broadcom’s AI-related semiconductor revenues soared 65% in fiscal 2025 with growth expected to accelerate to 100% in fiscal 2026. The company posted EBITDA and free-cash-flow growth of 35% and 39%, respectively.

Within the Industrials sector, Vertiv (VRT, 2.1% of holdings at period end) moved sharply higher. The data center infrastructure company benefitted from surging demand amidst a massive AI-driven facilities buildout. The investment cycle fueled earnings growth of nearly 50% this year. Vertiv recently increased its dividend by 67%, indicating confidence in continued strong 2026 growth.

Reflective of our relative underperformance in Technology, Booz Allen Hamilton (BAH, 0.8% of holdings at period end) pulled back sharply. The management and technology consulting provider garners 95% of revenues from the U.S. government. Efforts to reduce government spending via the Department of Government Efficiency (DOGE) drove sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our Healthcare outperformance was United Healthcare (UNH, 0.0% of holdings at period end, exited in August) which moved decidedly lower. In May, CEO Andrew Witty stepped down, with former CEO Stephen Hemsley returning. United Healthcare suspended its 2025 outlook as patient cost came in sharply higher than expected. June quarter earnings fell 40% as margins came under pressure. In light of the deteriorating fundamentals, we elected to exit our position in in the shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class A
Russell 3000® Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025
$39,175
$37,239
$20,710

	Copeland Dividend Growth Fund - Class A	Russell 3000® Index	S&P 500® Index
Nov-2015	$9,423	$10,000	$10,000
Nov-2016	$9,469	$10,831	$10,806
Nov-2017	$11,516	$13,243	$13,277
Nov-2018	$12,714	$13,975	$14,111
Nov-2019	$12,873	$16,140	$16,384
Nov-2020	$13,161	$19,210	$19,244
Nov-2021	$16,015	$24,270	$24,617
Nov-2022	$15,389	$21,648	$22,350
Nov-2023	$16,151	$24,378	$25,443
Nov-2024	$20,210	$32,784	$34,066
Nov-2025	$20,710	$37,239	$39,175

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	2.48%	9.49%	8.19%
With Load	-3.41%	8.20%	7.55%
Russell 3000® Index	13.59%	14.15%	14.05%
S&P 500® Index	15.00%	15.28%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$27,671,153
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$8,962
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Real Estate	1.1%
Energy	2.5%
Utilities	2.6%
Consumer Staples	4.1%
Materials	5.5%
Communications	7.3%
Consumer Discretionary	7.7%
Health Care	13.2%
Financials	13.3%
Industrials	14.2%
Technology	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	3.6%
Eli Lilly & Company	3.1%
Amphenol Corporation, Class A	2.5%
Apple, Inc.	2.5%
WESCO International, Inc.	2.4%
Vertiv Holdings Company, Class A	2.1%
Intuit, Inc.	2.1%
Morgan Stanley	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class A	2.0%

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class A (CDGRX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CDGRX

Copeland Dividend Growth Fund

Class C (CDCRX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$197	1.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class C shares of the Fund rose 1.65% versus the 13.59% gain posted by the Russell 3000 Index and the 15.00% advance registered by the S&P 500 Index.

Our stock selection in the Consumer Staples and Health Care sectors bolstered Fund returns while those in the Technology and Consumer Discretionary detracted. Fund holding Broadcom (AVGO, 3.6% of holdings at period end) was a bright spot in the Technology sector as shares more than doubled. The semiconductor and infrastructure software company benefited from strong artificial intelligence demand. Broadcom’s AI-related semiconductor revenues soared 65% in fiscal 2025 with growth expected to accelerate to 100% in fiscal 2026. The company posted EBITDA and free-cash-flow growth of 35% and 39%, respectively.

Within the Industrials sector, Vertiv (VRT, 2.1% of holdings at period end) moved sharply higher. The data center infrastructure company benefitted from surging demand amidst a massive AI-driven facilities buildout. The investment cycle fueled earnings growth of nearly 50% this year. Vertiv recently increased its dividend by 67%, indicating confidence in continued strong 2026 growth.

Reflective of our relative underperformance in Technology, Booz Allen Hamilton (BAH, 0.8% of holdings at period end) pulled back sharply. The management and technology consulting provider garners 95% of revenues from the U.S. government. Efforts to reduce government spending via the Department of Government Efficiency (DOGE) drove sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our Healthcare outperformance was United Healthcare (UNH, 0.0% of holdings at period end, exited in August) which moved decidedly lower. In May, CEO Andrew Witty stepped down, with former CEO Stephen Hemsley returning. United Healthcare suspended its 2025 outlook as patient cost came in sharply higher than expected. June quarter earnings fell 40% as margins came under pressure. In light of the deteriorating fundamentals, we elected to exit our position in in the shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class C
Russell 3000® Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,175
$37,239
$20,373
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Copeland Dividend Growth Fund - Class C	Russell 3000® Index	S&P 500® Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$9,970	$10,831	$10,806
Nov-2017	$12,031	$13,243	$13,277
Nov-2018	$13,189	$13,975	$14,111
Nov-2019	$13,249	$16,140	$16,384
Nov-2020	$13,449	$19,210	$19,244
Nov-2021	$16,239	$24,270	$24,617
Nov-2022	$15,488	$21,648	$22,350
Nov-2023	$16,131	$24,378	$25,443
Nov-2024	$20,043	$32,784	$34,066
Nov-2025	$20,373	$37,239	$39,175

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	1.65%	8.66%	7.38%
Russell 3000® Index	13.59%	14.15%	14.05%
S&P 500® Index	15.00%	15.28%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$27,671,153
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$8,962
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Real Estate	1.1%
Energy	2.5%
Utilities	2.6%
Consumer Staples	4.1%
Materials	5.5%
Communications	7.3%
Consumer Discretionary	7.7%
Health Care	13.2%
Financials	13.3%
Industrials	14.2%
Technology	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	3.6%
Eli Lilly & Company	3.1%
Amphenol Corporation, Class A	2.5%
Apple, Inc.	2.5%
WESCO International, Inc.	2.4%
Vertiv Holdings Company, Class A	2.1%
Intuit, Inc.	2.1%
Morgan Stanley	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class A	2.0%

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class C (CDCRX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CDCRX

Copeland Dividend Growth Fund

Class I (CDIVX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$106	1.05%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund rose 2.61% versus the 13.59% gain posted by the Russell 3000 Index and the 15.00% advance registered by the S&P 500 Index.

Our stock selection in the Consumer Staples and Health Care sectors bolstered Fund returns while those in the Technology and Consumer Discretionary detracted. Fund holding Broadcom (AVGO, 3.6% of holdings at period end) was a bright spot in the Technology sector as shares more than doubled. The semiconductor and infrastructure software company benefited from strong artificial intelligence demand. Broadcom’s AI-related semiconductor revenues soared 65% in fiscal 2025 with growth expected to accelerate to 100% in fiscal 2026. The company posted EBITDA and free-cash-flow growth of 35% and 39%, respectively.

Within the Industrials sector, Vertiv (VRT, 2.1% of holdings at period end) moved sharply higher. The data center infrastructure company benefitted from surging demand amidst a massive AI-driven facilities buildout. The investment cycle fueled earnings growth of nearly 50% this year. Vertiv recently increased its dividend by 67%, indicating confidence in continued strong 2026 growth.

Reflective of our relative underperformance in Technology, Booz Allen Hamilton (BAH, 0.8% of holdings at period end) pulled back sharply. The management and technology consulting provider garners 95% of revenues from the U.S. government. Efforts to reduce government spending via the Department of Government Efficiency (DOGE) drove sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our Healthcare outperformance was United Healthcare (UNH, 0.0% of holdings at period end, exited in August) which moved decidedly lower. In May, CEO Andrew Witty stepped down, with former CEO Stephen Hemsley returning. United Healthcare suspended its 2025 outlook as patient cost came in sharply higher than expected. June quarter earnings fell 40% as margins came under pressure. In light of the deteriorating fundamentals, we elected to exit our position in in the shares.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class I
Russell 3000® Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$39,175
$37,239
$22,308
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Copeland Dividend Growth Fund - Class I	Russell 3000® Index	S&P 500® Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,067	$10,831	$10,806
Nov-2017	$12,253	$13,243	$13,277
Nov-2018	$13,547	$13,975	$14,111
Nov-2019	$13,741	$16,140	$16,384
Nov-2020	$14,071	$19,210	$19,244
Nov-2021	$17,158	$24,270	$24,617
Nov-2022	$16,503	$21,648	$22,350
Nov-2023	$17,350	$24,378	$25,443
Nov-2024	$21,741	$32,784	$34,066
Nov-2025	$22,308	$37,239	$39,175

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	2.61%	9.65%	8.35%
Russell 3000® Index	13.59%	14.15%	14.05%
S&P 500® Index	15.00%	15.28%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$27,671,153
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$8,962
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Real Estate	1.1%
Energy	2.5%
Utilities	2.6%
Consumer Staples	4.1%
Materials	5.5%
Communications	7.3%
Consumer Discretionary	7.7%
Health Care	13.2%
Financials	13.3%
Industrials	14.2%
Technology	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	3.6%
Eli Lilly & Company	3.1%
Amphenol Corporation, Class A	2.5%
Apple, Inc.	2.5%
WESCO International, Inc.	2.4%
Vertiv Holdings Company, Class A	2.1%
Intuit, Inc.	2.1%
Morgan Stanley	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class A	2.0%

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class I (CDIVX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CDIVX

Copeland SMID Cap Dividend Growth Fund

Class A (CSDGX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$116	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund declined 6.28% versus the 3.39% gain posted by the Russell 2500 Index. The period was characterized by a preference for higher momentum and lower profitability stocks, which provided an unfavorable headwind for the Fund.

Our stock selection in the Consumer Staples and Communications sectors bolstered Fund returns while those in the Technology and Energy sectors were a drag.

Fund holding Casey’s General Stores (CASY, 1.7% of holdings at period end) was a bright spot in the Staples sector as the rural market convenience store operator delivered consistently stronger than expected and double-digit earnings growth. Sales growth remained robust even as consumer spending weakened, supported by significant gains in prepared food sales. The company’s 14% boost to the dividend during the period was its 25th year of consecutive increases.

Within the Communications sector, New York Times Company (NYT, 1.7%) moved sharply higher during the period as strong digital subscriptions and pricing trends more than offset the softening advertising market. In fact, the company’s digital advertising sales accelerated to 19% over the course of the year. This led earnings to accelerate to well over 20% growth while the dividend was augmented by a healthy 38% rate.

Reflective of our relative underperformance in the Technology sector, Fund holding Booz Allen Hamilton (BAH, 0.3% of holdings at period end) pulled back sharply during the period. The provider of management and technology consulting services garners 95% of revenues from the U.S. government. Efforts to reign in excess government spending via the Department of Government Efficiency (DOGE) has driven sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our overall outperformance in the Energy sector was the retreat in oil prices and its impact of Atlas Energy Solutions, the leading provider of sand proppant for shale well drilling in the Permian basin. The company saw volumes and prices pressured as customers slowed their production efforts, leading to an earnings decline even as the company opened its new conveyor belt system to more efficiently deliver its product to customers. Our rising concern about dividend sustainability led to the sale of the position by period end.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class A
Russell 2500® Index
Russell 3000® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$26,920
$19,220
$15,351
Feb-2019
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Index
Feb-2019	$9,423	$10,000	$10,000
Nov-2019	$10,806	$11,058	$11,667
Nov-2020	$11,318	$12,591	$13,887
Nov-2021	$13,644	$15,504	$17,545
Nov-2022	$13,030	$13,898	$15,649
Nov-2023	$13,350	$13,863	$17,623
Nov-2024	$16,380	$18,591	$23,700
Nov-2025	$15,351	$19,220	$26,920

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	-6.28%	6.29%	7.44%
With Load	-11.68%	5.04%	6.51%
Russell 2500® Index	3.39%	8.83%	10.09%
Russell 3000® Index	13.59%	14.15%	15.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$161,898,805
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$538,183
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.7%
Utilities	3.2%
Communications	3.4%
Consumer Staples	3.5%
Energy	3.8%
Real Estate	5.7%
Materials	6.3%
Financials	9.2%
Consumer Discretionary	11.3%
Health Care	12.9%
Technology	14.9%
Industrials	25.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WESCO International, Inc.	3.7%
Valmont Industries, Inc.	3.1%
Hexcel Corporation	2.7%
STERIS PLC	2.6%
Ensign Group, Inc. (The)	2.5%
Quest Diagnostics, Inc.	2.3%
AAON, Inc.	2.2%
Encompass Health Corporation	2.2%
GFL Environmental, Inc.	2.2%
Universal Display Corporation	2.2%

Material Fund Changes

No material changes occured during the year ended November 30, 2025.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland SMID Cap Dividend Growth Fund - Class A (CSDGX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CSDGX

Copeland SMID Cap Dividend Growth Fund

Class I (CSMDX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$92	0.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund declined 6.07% versus the 3.39% gain posted by the Russell 2500 Index. The period was characterized by a preference for higher momentum and lower profitability stocks, which provided an unfavorable headwind for the Fund.

Our stock selection in the Consumer Staples and Communications sectors bolstered Fund returns while those in the Technology and Energy sectors were a drag.

Fund holding Casey’s General Stores (CASY, 1.7% of holdings at period end) was a bright spot in the Staples sector as the rural market convenience store operator delivered consistently stronger than expected and double-digit earnings growth. Sales growth remained robust even as consumer spending weakened, supported by significant gains in prepared food sales. The company’s 14% boost to the dividend during the period was its 25th year of consecutive increases.

Within the Communications sector, New York Times Company (NYT, 1.7%) moved sharply higher during the period as strong digital subscriptions and pricing trends more than offset the softening advertising market. In fact, the company’s digital advertising sales accelerated to 19% over the course of the year. This led earnings to accelerate to well over 20% growth while the dividend was augmented by a healthy 38% rate.

Reflective of our relative underperformance in the Technology sector, Fund holding Booz Allen Hamilton (BAH, 0.3% of holdings at period end) pulled back sharply during the period. The provider of management and technology consulting services garners 95% of revenues from the U.S. government. Efforts to reign in excess government spending via the Department of Government Efficiency (DOGE) has driven sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our overall outperformance in the Energy sector was the retreat in oil prices and its impact of Atlas Energy Solutions, the leading provider of sand proppant for shale well drilling in the Permian basin. The company saw volumes and prices pressured as customers slowed their production efforts, leading to an earnings decline even as the company opened its new conveyor belt system to more efficiently deliver its product to customers. Our rising concern about dividend sustainability led to the sale of the position by period end.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class I
Russell 2500® Index
Russell 3000® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$31,785
$21,777
$19,291
Feb-2017
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Index
Feb-2017	$10,000	$10,000	$10,000
Nov-2017	$11,100	$11,089	$11,304
Nov-2018	$11,629	$11,245	$11,928
Nov-2019	$13,387	$12,529	$13,776
Nov-2020	$14,053	$14,265	$16,397
Nov-2021	$16,988	$17,566	$20,716
Nov-2022	$16,256	$15,746	$18,478
Nov-2023	$16,703	$15,707	$20,808
Nov-2024	$20,537	$21,064	$27,983
Nov-2025	$19,291	$21,777	$31,785

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	-6.07%	6.54%	7.79%
Russell 2500® Index	3.39%	8.83%	9.30%
Russell 3000® Index	13.59%	14.15%	14.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$161,898,805
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$538,183
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.7%
Utilities	3.2%
Communications	3.4%
Consumer Staples	3.5%
Energy	3.8%
Real Estate	5.7%
Materials	6.3%
Financials	9.2%
Consumer Discretionary	11.3%
Health Care	12.9%
Technology	14.9%
Industrials	25.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WESCO International, Inc.	3.7%
Valmont Industries, Inc.	3.1%
Hexcel Corporation	2.7%
STERIS PLC	2.6%
Ensign Group, Inc. (The)	2.5%
Quest Diagnostics, Inc.	2.3%
AAON, Inc.	2.2%
Encompass Health Corporation	2.2%
GFL Environmental, Inc.	2.2%
Universal Display Corporation	2.2%

Material Fund Changes

No material changes occured during the year ended November 30, 2025.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland SMID Cap Dividend Growth Fund - Class I (CSMDX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-CSMDX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year ended November 30, 2024, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. The Registrant will provide to any person without charge, upon request, a copy of such code of ethics, by calling the Registrant at 1-888-9-COPELAND

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Thomas A. Leonard are audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Thomas A. Leonard is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

2025	$40,250
2024	$39,475

(b)	Audit-Related Fees There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2025	$0
2024	$0

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$8,500
2024	$8,150

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2025	$0
2024	$0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e) (1)	Audit Committee’s Pre-Approval Policies

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant

(2) Percentages of Services Approved by the Audit Committee pursuant to paragraph (c) (7)(i)(C) of Rule 2-01 of Regulation S-X. There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Registrant	Advisor
Audit-Related Services:	0.00%	0.00%
Tax Services:	0.00%	0.00%
All Other Services:	0.00%	0.00%

(f)	During the audit of Registrant’s financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - $8,500
2024 - $8,150

(h)	Disclose whether the Registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Copeland
Dividend Growth Fund
Class A Shares: CDGRX
Class C Shares: CDCRX
Class I Shares: CDIVX

Copeland
SMID Cap Dividend Growth Fund
Class A Shares: CSDGX
Class I Shares: CSMDX

Copeland
International Small Cap Fund
Class A Shares: CISAX
Class I Shares: CSIIX

Annual Financial Statements and Additional Information
November 30, 2025

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ASSET MANAGEMENT - 3.6%
782	Ameriprise Financial, Inc.	$356,388
6,185	Brookfield Asset Management Ltd.	326,197
2,558	Hamilton Lane, Inc., Class A	317,026
		999,611
	BANKING - 1.8%
1,614	JPMorgan Chase & Company	505,311

	BIOTECH & PHARMA - 4.6%
791	Eli Lilly & Company	850,697
542	Regeneron Pharmaceuticals, Inc.	422,863
		1,273,560
	CHEMICALS - 1.4%
1,156	Sherwin-Williams Company (The)	397,306

	COMMERCIAL SUPPORT SERVICES - 2.4%
1,431	Cintas Corporation	266,195
2,263	Waste Connections, Inc.	399,532
		665,727
	CONSTRUCTION MATERIALS - 1.4%
1,259	Vulcan Materials Company	374,225

	CONSUMER SERVICES - 0.8%
7,667	Perdoceo Education Corporation	214,369

	DATA CENTER REIT - 1.1%
419	Equinix, Inc.	315,637

	E-COMMERCE DISCRETIONARY - 1.2%
4,176	eBay, Inc.	345,731

	ELECTRIC UTILITIES - 1.4%
4,610	NextEra Energy, Inc.	397,797

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRICAL EQUIPMENT - 4.6%
4,877	Amphenol Corporation, Class A	$687,170
3,303	Vertiv Holdings Company, Class A	593,648
		1,280,818
	ENGINEERING & CONSTRUCTION - 0.8%
6,542	Tetra Tech, Inc.	227,269

	GAS & WATER UTILITIES - 1.2%
2,510	American Water Works Company, Inc.	326,476

	HEALTH CARE FACILITIES & SERVICES - 5.2%
1,277	Cencora, Inc.	471,124
3,626	Encompass Health Corporation	421,414
2,978	Ensign Group, Inc. (The)	552,537
		1,445,075
	INDUSTRIAL INTERMEDIATE PROD - 1.4%
917	Valmont Industries, Inc.	378,693

	INDUSTRIAL SUPPORT SERVICES - 2.4%
2,519	WESCO International, Inc.	673,607

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
3,463	Morgan Stanley	587,533
4,708	Nasdaq, Inc.	428,051
		1,015,584
	INSURANCE - 2.6%
1,974	Allstate Corporation (The)	420,422
744	Kinsale Capital Group, Inc.	286,366
		706,788
	INTERNET MEDIA & SERVICES - 4.4%
1,757	Alphabet, Inc., Class A	562,556
69	Booking Holdings, Inc.	339,114
506	Meta Platforms, Inc., Class A	327,863
		1,229,533

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES - 2.8%
849	Domino’s Pizza, Inc.	$356,266
1,346	Marriott International Inc, Class A	410,247
		766,513
	MACHINERY - 0.7%
796	Nordson Corporation	189,177

	MEDICAL EQUIPMENT & DEVICES - 3.4%
2,050	ResMed, Inc.	524,452
1,519	STERIS PLC	404,479
		928,931
	METALS & MINING - 1.5%
2,034	Royal Gold, Inc.	414,610

	OIL & GAS PRODUCERS - 2.5%
1,565	Cheniere Energy, Inc.	326,240
2,443	Diamondback Energy, Inc.	372,777
		699,017
	PUBLISHING & BROADCASTING - 2.9%
5,926	New York Times Company (The), Class A	382,227
2,130	Nexstar Media Group, Inc.	409,258
		791,485
	RETAIL - CONSUMER STAPLES - 3.1%
753	Casey’s General Stores, Inc.	429,556
3,426	PriceSmart, Inc.	421,741
		851,297
	RETAIL - DISCRETIONARY - 2.9%
924	Home Depot, Inc. (The)	329,794
2,740	Ross Stores, Inc.	483,227
		813,021
	SEMICONDUCTORS - 10.4%
2,478	Broadcom, Inc.	998,534
3,175	Lam Research Corporation	495,300
515	Monolithic Power Systems, Inc.	478,008
1,640	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	478,076

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 10.4% (Continued)
3,398	Universal Display Corporation	$404,124
		2,854,042
	SOFTWARE - 6.4%
7,332	Bentley Systems, Inc., Class B	307,651
932	Intuit, Inc.	590,962
1,144	Microsoft Corporation	562,859
1,338	Salesforce, Inc.	308,463
		1,769,935
	SPECIALTY FINANCE - 1.6%
7,062	Air Lease Corporation	451,474

	STEEL - 1.2%
1,183	Reliance, Inc.	330,436

	TECHNOLOGY HARDWARE - 3.7%
2,444	Apple, Inc.	681,510
924	Motorola Solutions, Inc.	341,584
		1,023,094
	TECHNOLOGY SERVICES - 7.9%
1,650	Accenture PLC, Class A	412,500
1,232	Automatic Data Processing, Inc.	314,530
2,513	Booz Allen Hamilton Holding Corporation	209,735
1,680	Broadridge Financial Solutions, Inc.	383,191
686	MSCI, Inc.	386,712
1,451	Visa, Inc., Class A	485,272
		2,191,940
	TOBACCO & CANNABIS - 1.0%
1,789	Philip Morris International, Inc.	281,732

	TRANSPORTATION & LOGISTICS - 0.8%
1,288	JB Hunt Transport Services, Inc.	224,060

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.1%
1,429	Westinghouse Air Brake Technologies Corporation	$298,018

	TOTAL COMMON STOCKS (Cost $18,646,258)	27,651,899

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
56,482	Northern Institutional Treasury Portfolio, 3.81% (Cost $56,482)(a)	56,482

	TOTAL INVESTMENTS - 100.1% (Cost $18,702,740)	$27,708,381
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,228)
	NET ASSETS - 100.0%	$27,671,153

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 2.7%
57,896	Hexcel Corporation	$4,413,412

	ASSET MANAGEMENT - 2.9%
32,453	Cohen & Steers, Inc.	2,052,652
20,673	Hamilton Lane, Inc., Class A	2,562,109
		4,614,761
	BANKING - 3.1%
100,028	Home BancShares, Inc.	2,806,786
33,539	Prosperity Bancshares, Inc.	2,304,465
		5,111,251
	CHEMICALS - 0.6%
7,145	Quaker Chemical Corporation	984,938

	COMMERCIAL SUPPORT SERVICES - 3.5%
77,685	GFL Environmental, Inc.	3,532,337
12,658	UniFirst Corporation	2,184,138
		5,716,475
	CONSTRUCTION MATERIALS - 1.0%
5,196	Carlisle Companies, Inc.	1,652,692

	CONSUMER SERVICES - 0.7%
38,866	Perdoceo Education Corporation	1,086,693

	CONTAINERS & PACKAGING - 1.1%
14,575	AptarGroup, Inc.	1,818,231

	ELECTRICAL EQUIPMENT - 8.2%
38,380	AAON, Inc.	3,587,762
6,905	BWX Technologies, Inc.	1,235,166
58,852	Cognex Corporation	2,242,261
12,862	Littelfuse, Inc.	3,292,929
25,933	nVent Electric PLC	2,781,833
		13,139,951

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
19,283	UFP Industries, Inc.	$1,793,126

	GAS & WATER UTILITIES - 3.2%
51,402	Brookfield Infrastructure Corporation, Class A	2,346,501
20,809	Chesapeake Utilities Corporation	2,893,700
		5,240,201
	HEALTH CARE FACILITIES & SERVICES - 8.2%
4,484	Chemed Corporation	1,969,328
30,699	Encompass Health Corporation	3,567,838
21,999	Ensign Group, Inc. (The)	4,081,694
19,365	Quest Diagnostics, Inc.	3,663,471
		13,282,331
	HEALTH CARE REIT - 1.8%
78,283	CareTrust REIT, Inc.	2,937,960

	HOTEL REIT - 1.5%
25,676	Ryman Hospitality Properties, Inc.	2,450,261

	INDUSTRIAL INTERMEDIATE PROD - 5.9%
20,015	AZZ, Inc.	2,109,981
10,539	Standex International Corporation	2,583,741
11,933	Valmont Industries, Inc.	4,927,972
		9,621,694
	INDUSTRIAL REIT - 1.7%
43,645	Terreno Realty Corporation	2,740,470

	INDUSTRIAL SUPPORT SERVICES - 3.7%
22,314	WESCO International, Inc.	5,966,987

	INSURANCE - 2.2%
3,072	Kinsale Capital Group, Inc.	1,182,413
9,014	Primerica, Inc.	2,319,482
		3,501,895

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES - 6.2%
23,648	Churchill Downs, Inc.	$2,579,761
5,869	Domino’s Pizza, Inc.	2,462,808
46,971	Travel + Leisure Company	3,221,272
7,133	Wingstop, Inc.	1,888,319
		10,152,160
	LEISURE PRODUCTS - 1.2%
28,682	Brunswick Corporation	1,896,167

	MEDICAL EQUIPMENT & DEVICES - 4.7%
40,799	LeMaitre Vascular, Inc.	3,384,277
15,915	STERIS PLC	4,237,846
		7,622,123
	METALS & MINING - 1.7%
13,187	Royal Gold, Inc.	2,688,039

	OIL & GAS PRODUCERS - 3.8%
28,070	DT Midstream, Inc.	3,409,382
62,815	Matador Resources Company	2,663,356
		6,072,738
	PUBLISHING & BROADCASTING - 3.4%
42,085	New York Times Company (The), Class A	2,714,483
14,628	Nexstar Media Group, Inc.	2,810,623
		5,525,106
	REAL ESTATE SERVICES - 0.7%
7,428	FirstService Corporation	1,165,082

	RETAIL - CONSUMER STAPLES - 3.5%
4,781	Casey’s General Stores, Inc.	2,727,369
23,736	PriceSmart, Inc.	2,921,902
		5,649,271
	RETAIL - DISCRETIONARY - 2.3%
12,884	Dick’s Sporting Goods, Inc.	2,661,448
10,219	Patrick Industries, Inc.	1,105,900
		3,767,348

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 4.4%
62,587	Kulicke & Soffa Industries, Inc.	$2,823,300
24,173	Power Integrations, Inc.	812,213
29,519	Universal Display Corporation	3,510,694
		7,146,207
	SOFTWARE - 3.4%
50,977	Bentley Systems, Inc., Class B	2,138,995
94,277	Clear Secure, Inc., Class A	3,346,833
		5,485,828
	SPECIALTY FINANCE - 1.0%
25,051	Air Lease Corporation	1,601,510

	STEEL - 0.8%
4,617	Reliance, Inc.	1,289,620

	TECHNOLOGY SERVICES - 7.1%
6,694	Booz Allen Hamilton Holding Corporation	558,681
8,360	FactSet Research Systems, Inc.	2,317,977
11,116	Jack Henry & Associates, Inc.	1,939,520
39,703	KBR, Inc.	1,636,558
9,824	Morningstar, Inc.	2,110,785
34,332	TransUnion	2,919,936
		11,483,457
	TRANSPORTATION & LOGISTICS - 1.1%
13,047	Landstar System, Inc.	1,707,069

	WHOLESALE - DISCRETIONARY - 0.9%
5,875	Pool Corporation	1,431,151

	TOTAL COMMON STOCKS (Cost $151,437,502)	160,756,205

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,107,424	Northern Institutional Treasury Portfolio, 3.81% (Cost $1,107,424)(a)	$1,107,424

	TOTAL INVESTMENTS - 100.0% (Cost $152,544,926)	$161,863,629
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	35,176
	NET ASSETS - 100.0%	$161,898,805

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.0%
	Australia - 6.0%
358	Breville Group Ltd.(b)	$7,264
749	Charter Hall Group(b)	12,201
3,036	Steadfast Group Ltd.(b)	10,301
3,197	Ventia Services Group Pty Ltd.(b)	12,347
		42,113
	Belgium - 1.3%
112	Montea N.V.(b)	9,299

	Canada - 16.4%
230	Brookfield Infrastructure Corporation	10,569
141	BRP, Inc.	9,836
47	FirstService Corporation	7,390
177	Gildan Activewear, Inc.	10,157
171	Granite Real Estate Investment Trust	9,372
61	Mainstreet Equity Corporation	8,116
412	OR Royalties, Inc.	14,361
146	Stella-Jones, Inc.	9,099
79	TFI International, Inc.	6,889
334	TMX Group Ltd.	12,261
68	Toromont Industries Ltd.	7,951
215	Tourmaline Oil Corporation	9,895
		115,896
	Denmark - 1.3%
108	Royal Unibrew A/S(b)	9,369

	France - 5.6%
56	Gaztransport Et Technigaz S.A.(b)	11,192
52	Nexans S.A.(b)	7,541
373	Planisware S.A.(b)	9,225
27	Virbac S.A.CA(b)	11,536
		39,494
	Germany - 3.4%
55	AlzChem Group A.G.(b)	8,231
89	Hensoldt AG(b)	7,060

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	Germany - 3.4% (Continued)
88	Scout24 A.G. 144A(a),(b)	$8,999
		24,290
	Greece - 1.3%
446	OPAP S.A.(b)	9,113

	Italy - 8.3%
167	Banca Generali SpA(b)	10,635
197	Interpump Group SpA(b)	10,029
546	Lottomatica Group Spa 144A(a),(b)	13,945
215	Recordati Industria Chimica e Farmaceutica SpA(b)	12,711
192	SOL SpA(b)	11,105
		58,425
	Japan - 30.7%
370	Aica Kogyo Company Ltd.(b)	8,454
573	Asahi Intecc Company Ltd.(b)	10,738
453	Asics Corporation(b)	10,849
1,407	Chiba Bank Ltd. (The)(b)	14,830
826	Hulic Company Ltd.(b)	9,109
399	JCU Corporation(b)	11,552
870	Kotobuki Spirits Co Ltd(b)	10,255
243	Kurita Water Industries Ltd.(b)	9,676
67	Maruwa Company Ltd.(b)	20,408
476	MISUMI Group, Inc.(b)	6,890
1,193	Mitsubishi UFJ Lease & Finance Company Ltd.(b)	9,545
258	Nichias Corporation(b)	10,277
482	Nippon Gas Company Ltd.(b)	9,399
1,067	Nomura Real Estate Holdings, Inc.(b)	6,547
361	NSD Company Ltd.(b)	8,382
1,130	Rakus Co Ltd(b)	8,948
646	Rohto Pharmaceutical Company Ltd.(b)	10,464
687	Santen Pharmaceutical Company Ltd.(b)	7,032
1,296	Simplex Holdings, Inc.(b)	9,132
619	SMS Company Ltd.(b)	5,446
853	USS Company Ltd.(b)	9,511

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	Japan - 30.7% (Continued)
614	Yamaguchi Financial Group, Inc.(b)	$8,017
		215,461
	Netherlands - 3.7%
220	Arcadis N.V.(b)	9,736
53	Euronext N.V. 144A(a),(b)	8,120
212	Technip Energies N.V.(b)	8,278
		26,134
	Norway - 1.3%
473	Borregaard ASA(b)	8,883

	Spain - 2.0%
84	Vidrala S.A.(b)	8,175
100	Viscofan S.A.(b)	6,220
		14,395
	Sweden - 6.3%
274	AddTech AB(b)	9,429
863	Bravida Holding A.B. 144A(a),(b)	7,324
256	Loomis A.B.(b)	10,318
528	Sweco A.B.(b)	9,003
838	Wihlborgs Fastigheter A.B.(b)	8,166
		44,240
	Switzerland - 1.3%
50	VZ Holding A.G.(b)	9,286

	United Kingdom - 10.9%
1,564	Breedon Group PLC(b)	6,810
1,369	Bytes Technology Group plc(b)	6,283
153	Diploma plc(b)	11,082
270	Halma PLC(b)	12,741
446	Hill & Smith Holdings plc(b)	13,336
691	Howden Joinery Group plc(b)	7,699
1,025	Safestore Holdings PLC(b)	10,051
99	Spirax-Sarco Engineering plc(b)	8,786
		76,788

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 101.0% (Continued)
	United States - 1.2%
133	Air Lease Corporation	$8,504

	TOTAL COMMON STOCKS (Cost $612,253)	711,690

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND – 1.3%
9,129	Northern Institutional Treasury Portfolio, 3.81% (Cost $9,129)(c)	9,129

	TOTAL INVESTMENTS – 102.3% (Cost $621,382)	$720,819
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(16,415)
	NET ASSETS - 100.0%	$704,404

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $38,388 or 5.4% of net assets.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total market value of these securities as of November 30, 2025 is $587,290.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Assets:
Investments, at Cost	$18,702,740	$152,544,926	$621,382
Investments in Securities, at Market Value	$27,708,381	$161,863,629	$720,819
Foreign Cash (Cost $0, $0, $30)	—	—	30
Dividends and Interest Receivable	25,246	197,415	1,740
Due from Investment Adviser	6,113	—	8,003
Receivable for Fund Shares Sold	—	34,154	—
Prepaid Expenses and Other Assets	26,612	70,668	1,133
Total Assets	27,766,352	162,165,866	731,725

Liabilities:
Payable for Fund Shares Redeemed	10,868	76,681	—
Payable to Investment Adviser	—	44,852	—
Accrued Audit Fees	18,495	17,028	9,833
Accrued Distribution Fees	7,195	295	—
Payable to Related Parties	13,700	52,622	3,233
Other Accrued Expenses	44,941	75,583	14,255
Total Liabilities	95,199	267,061	27,321

Net Assets	$27,671,153	$161,898,805	$704,404

Composition of Net Assets:
At November 30, 2025, Net Assets consisted of:
Paid-in-Capital	$16,425,766	$150,115,025	$716,976
Accumulated Earnings/(Deficit)	11,245,387	11,783,780	(12,572)
Net Assets	$27,671,153	$161,898,805	$704,404

Class A Shares:
Net Assets	$11,748,799	$1,300,053	$448

Shares Outstanding (no par value; unlimited number of shares authorized)	879,415	82,484	51

Net Asset Value and Redemption Price Per Share*	$13.36	$15.76	$8.80	+
Offering Price Per Share (NAV/$0.9425) Includes a Maximum Sales Charge of 5.75%	$14.18	$16.72	$9.34

Class C Shares:
Net Assets	$5,914,041

Shares Outstanding (no par value; unlimited number of shares authorized)	485,754

Net Asset Value, Offering Price and Redemption Price Per Share*	$12.17

Class I Shares:
Net Assets	$10,008,313	$160,598,752	$703,956

Shares Outstanding (no par value; unlimited number of shares authorized)	762,070	10,100,797	79,553

Net Asset Value, Offering Price and Redemption Price Per Share*	$13.13	$15.90	$8.85

*	The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain a balance that meets the minimum requirements listed in the Funds’ Prospectus.

+	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2025

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Investment Income:
Dividend Income	$403,600	$2,758,439	$16,781
Interest Income	8,649	90,722	925
Less: Foreign Taxes Withholding	(4,156)	(15,291)	(2,751)
Total Investment Income	408,093	2,833,870	14,955

Expenses:
Investment Advisory Fees	235,376	1,270,718	4,930
Distribution Fees - Class C	69,495	—	—
Distribution Fees - Class A	29,703	4,138	—
Registration & Filing Fees	44,270	111,217	1,136
Fund Accounting Fees	43,549	61,503	36,393
Administration Fees	43,098	176,941	38,275
Custody Fees	30,898	57,691	15,390
Chief Compliance Officer Fees	29,440	170,174	386
Trustees’ Fees	20,570	159,030	164
Audit Fees	18,986	17,544	9,825
Transfer Agent Fees	16,600	84,456	7,388
Shareholder Service Fees - Class I	12,553	53,971	—
Legal Fees	11,857	102,866	432
Non-Rule 12b-1 Shareholder Service Fees	8,563	696	—
Other Expenses	20,920	74,312	1,179
Total Expenses	635,878	2,345,257	115,498
Less: Fees Waived by Adviser	(226,414)	(732,535)	(4,930)
Less: Other Expenses Reimbursed by Adviser	—	—	(104,369)
Net Expenses	409,464	1,612,722	6,199
Net Investment Income	(1,371)	1,221,148	8,756

Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
Net Realized Gain (Loss) on:
Securities	2,962,970	1,466,598	(9,364)
Foreign Currency Transactions	—	—	145
Foreign Currency Exchange Contracts	—	(10,520)	—
	2,962,970	1,456,078	(9,219)

Net Change in Unrealized Appreciation (Depreciation) on:
Securities	(2,928,087)	(16,972,536)	71,479
Foreign Currency Transactions	—	31	(6)
	(2,928,087)	(16,972,505)	71,473
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	34,883	(15,516,427)	62,254

Net Increase (Decrease) in Net Assets Resulting From Operations	$33,512	$(14,295,279)	$71,010

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
Operations:
Net Investment Income	$(1,371)	$71,220
Net Realized Gain on Investments	2,962,970	5,273,595
Net Change in Unrealized Appreciation (Depreciation) on investments	(2,928,087)	3,744,844
Net Increase in Net Assets Resulting From Operations	33,512	9,089,659

Distributions to Shareholders From:
Total Distributions Paid
Class A	(1,605,446)	(517,902)
Class C	(1,073,232)	(346,225)
Class I	(2,020,218)	(741,257)
Total Distributions to Shareholders	(4,698,896)	(1,605,384)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	211,180	401,135
Distributions Reinvested	1,523,749	491,277
Cost of Shares Redeemed	(2,419,331)	(3,270,213)
Total Class A Shares	(684,402)	(2,377,801)
Class C
Proceeds from Shares Issued	15,613	56,757
Distributions Reinvested	1,062,130	343,161
Cost of Shares Redeemed	(2,785,376)	(2,285,853)
Total Class C Shares	(1,707,633)	(1,885,935)
Class I
Proceeds from Shares Issued	315,958	772,148
Distributions Reinvested	1,833,837	692,579
Cost of Shares Redeemed	(7,354,080)	(5,803,047)
Total Class I Shares	(5,204,285)	(4,338,320)
Total Beneficial Interest Transactions	(7,596,320)	(8,602,056)

Decrease in Net Assets	(12,261,704)	(1,117,781)

Net Assets:
Beginning of Year	39,932,857	41,050,638
End of Year	$27,671,153	$39,932,857

Share Activity:
Class A
Shares Issued	16,501	29,540
Distributions Reinvested	119,043	40,872
Shares Redeemed	(194,817)	(245,418)
Total Activity Class A Shares	(59,273)	(175,006)
Class C
Shares Issued	1,359	4,352
Distributions Reinvested	90,394	30,585
Shares Redeemed	(242,951)	(182,443)
Total Activity Class C Shares	(151,198)	(147,506)
Class I
Shares Issued	26,077	59,935
Distributions Reinvested	145,890	58,594
Shares Redeemed	(600,486)	(447,579)
Total Activity Class I Shares	(428,519)	(329,050)

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
Operations:
Net Investment Income	$1,221,148	$1,294,233
Net Realized Gain on Investments	1,456,078	2,855,899
Net Change in Unrealized Appreciation (Depreciation) on Investments	(16,972,505)	22,810,215
Net Increase (Decrease) in Net Assets Resulting From Operations	(14,295,279)	26,960,347

Distributions to Shareholders From:
Total Distributions Paid
Class A	(28,705)	(11,826)
Class I	(2,379,230)	(586,612)
Total Distributions to Shareholders	(2,407,935)	(598,438)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	1,289,662	1,381,035
Distributions Reinvested	25,642	11,019
Cost of Shares Redeemed	(2,459,173)	(756,988)
Redemption Fees	49	31
Total Class A Shares	(1,143,820)	635,097
Class I
Proceeds from Shares Issued	85,022,229	132,361,398
Distributions Reinvested	1,834,400	525,476
Cost of Shares Redeemed	(106,588,980)	(28,729,542)
Redemption Fees	4,887	1,778
Total Class I Shares	(19,727,464)	104,159,110

Total Beneficial Interest Transactions	(20,871,284)	104,794,207

Increase (Decrease) in Net Assets	(37,574,498)	131,156,116

Net Assets:
Beginning of Year	199,473,303	68,317,187
End of Year	$161,898,805	$199,473,303

Share Activity:
Class A
Shares Issued	85,145	87,995
Distributions Reinvested	1,569	776
Shares Redeemed	(165,083)	(48,311)
Total Activity Class A Shares	(78,369)	40,460
Class I
Shares Issued	5,509,051	8,541,452
Distributions Reinvested	111,509	36,798
Shares Redeemed	(7,000,486)	(1,838,237)
Total Activity Class I Shares	(1,379,926)	6,740,013

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
Operations:
Net Investment Income	$8,756	$8,149
Net Realized Loss on Investments and Foreign Currency Transactions	(9,219)	(14,701)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	71,473	32,932
Net Increase in Net Assets Resulting From Operations	71,010	26,380

Distributions to Shareholders From:
Total Distributions Paid
Class A	(3)	—	*
Class I	(11,579)	(10,558)
Total Distributions to Shareholders	(11,582)	(10,558)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	260	150
Distributions Reinvested	3	—	*
Total Class A Shares	263	150
Class I
Proceeds from Shares Issued	77,525	39,999
Distributions Reinvested	11,579	10,558
Cost of Shares Redeemed	(4,339)	—
Total Class I Shares	84,765	50,557
Total Beneficial Interest Transactions	85,028	50,707

Increase in Net Assets	144,456	66,529

Net Assets:
Beginning of Year	559,948	493,419
End of Year	$704,404	$559,948

Share Activity:
Class A
Shares Issued	32	18
Distributions Reinvested	— +	—	+
Total Activity Class A Shares	32	18
Class I
Shares Issued	9,500	4,974
Distributions Reinvested	1,471	1,361
Shares Redeemed	(507)	—
Total Activity Class I Shares	10,464	6,335

*	Less than $1.

+	Less than 1 share.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$14.78	$12.27	$12.49	$14.59	$11.99
Increase (Decrease) From Operations:
Net investment income (a)	0.01	0.04	0.06	0.09	0.04
Net gain (loss) from securities (both realized and unrealized)	0.28	2.93	0.50	(0.53)	2.56
Total from operations	0.29	2.97	0.56	(0.44)	2.60
Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.09)	(0.02)	—
Net realized gains	(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.71)	(0.46)	(0.78)	(1.66)	—
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$13.36	$14.78	$12.27	$12.49	$14.59
Total Return (c)	2.48%	25.13%	4.95%	(3.91)%	21.68%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,749	$13,873	$13,667	$15,441	$18,212
Ratio of expenses to average net assets:
before reimbursement	1.93%	2.13%	1.95%	1.99%	1.93%
net of reimbursement	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.10%	0.28%	0.47%	0.72%	0.29%
Portfolio turnover rate	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$13.70	$11.46	$11.71	$13.85	$11.47
Increase (Decrease) From Operations:
Net investment loss (a)	(0.07)	(0.06)	(0.03)	(0.01)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	0.24	2.74	0.47	(0.49)	2.44
Total from operations	0.17	2.68	0.44	(0.50)	2.38
Distributions to shareholders from:
Net investment income	—	—	—	—	—
Net realized gains	(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.70)	(0.44)	(0.69)	(1.64)	—
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$12.17	$13.70	$11.46	$11.71	$13.85
Total Return (c)	1.65%	24.25%	4.15%	(4.63)%	20.75%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$5,914	$8,724	$8,994	$10,586	$13,530
Ratio of expenses to average net assets:
before reimbursement	2.67%	2.89%	2.69%	2.74%	2.69%
net of reimbursement	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.65)%	(0.47)%	(0.27)%	(0.04)%	(0.46)%
Portfolio turnover rate	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$14.56	$12.10	$12.34	$14.45	$11.85
Increase (Decrease) From Operations:
Net investment income (a)	0.03	0.06	0.07	0.10	0.06
Net gain (loss) from securities (both realized and unrealized)	0.28	2.89	0.50	(0.52)	2.54
Total from operations	0.31	2.95	0.57	(0.42)	2.60
Distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.12)	(0.05)	—
Net realized gains	(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.74)	(0.49)	(0.81)	(1.69)	—
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$13.13	$14.56	$12.10	$12.34	$14.45
Total Return (c)	2.61%	25.31%	5.13%	(3.82)%	21.94%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,008	$17,335	$18,390	$25,461	$33,459
Ratio of expenses to average net assets:
before reimbursement	1.77%	1.99%	1.75%	1.76%	1.75%
net of reimbursement	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.25%	0.43%	0.62%	0.85%	0.44%
Portfolio turnover rate	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$17.00	$13.95	$14.15	$15.80	$13.14
Increase (Decrease) From Operations:
Net investment income (a)	0.07	0.10	0.12	0.13	0.06
Net gain (loss) from securities (both realized and unrealized)	(1.13)	3.05	0.19	(0.77)	2.63
Total from operations	(1.06)	3.15	0.31	(0.64)	2.69
Distributions to shareholders from:
Net investment income	(0.06)	(0.10)	(0.17)	(0.04)	(0.03)
Net realized gains	(0.12)	—	(0.34)	(0.97)	—
Total distributions	(0.18)	(0.10)	(0.51)	(1.01)	(0.03)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$15.76	$17.00	$13.95	$14.15	$15.80
Total Return (c)	(6.28)%	22.69%	2.46%	(4.50)%	20.55%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,300	$2,734	$1,680	$1,674	$206
Ratio of expenses to average net assets:
before reimbursement	1.62%	1.55%	1.81%	2.03%	2.10%
net of reimbursement	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.45%	0.61%	0.85%	0.96%	0.42%
Portfolio turnover rate	66%	24%	28%	40%	35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net Asset Value, Beginning of Year	$17.14	$14.06	$14.23	$15.88	$13.19
Increase (Decrease) From Operations:
Net investment income (a)	0.11	0.14	0.15	0.19	0.10
Net gain (loss) from securities (both realized and unrealized)	(1.15)	3.06	0.20	(0.80)	2.65
Total from operations	(1.04)	3.20	0.35	(0.61)	2.75
Distributions to shareholders from:
Net investment income	(0.08)	(0.12)	(0.18)	(0.07)	(0.06)
Net realized gains	(0.12)	—	(0.34)	(0.97)	—
Total distributions	(0.20)	(0.12)	(0.52)	(1.04)	(0.06)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$15.90	$17.14	$14.06	$14.23	$15.88
Total Return (c)	(6.07)%	22.95%	2.75%	(4.31)%	20.89%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$160,599	$196,739	$66,638	$47,602	$35,601
Ratio of expenses to average net assets:
before reimbursement	1.38%	1.34%	1.62%	1.73%	1.87%
net of reimbursement	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.72%	0.88%	1.11%	1.34%	0.67%
Portfolio turnover rate	66%	24%	28%	40%	35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 *
Net Asset Value, Beginning of Period	$8.09	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.08	0.09	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.80	0.31	0.23	(2.28)
Total from operations	0.88	0.40	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.21)	—
Total distributions	(0.17)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$8.80	$8.09	$7.86	$7.82
Total Return (b)	11.08%	5.15%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period, actual (not truncated)	$448	$152	$8	$8
Ratio of expenses to average net assets:
before reimbursement	17.87%	17.29%	17.25%	34.90	% (d)
net of reimbursement	1.23%	1.23%	1.23%	1.19	% (d)
Ratio of net investment income to average net assets	0.94%	1.03%	0.25%	1.32	% (d)
Portfolio turnover rate	37%	48%	50%	82	% (c)

*	Class A commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 *
Net Asset Value, Beginning of Period	$8.10	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.12	0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	0.80	0.29	0.14	(2.34)
Total from operations	0.92	0.41	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.21)	—
Total distributions	(0.17)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$8.85	$8.10	$7.86	$7.82
Total Return (b)	11.57%	5.28%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$704	$560	$493	$313
Ratio of expenses to average net assets:
before reimbursement	18.26%	18. 87%	21.80%	28.11	% (d)
net of reimbursement	0.98%	0.98%	0.98%	0.98	% (d)
Ratio of net investment income to average net assets	1.38%	1.51%	1.44%	2.07	% (d)
Portfolio turnover rate	37%	48%	50%	82	% (c)

*	Class I commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	ORGANIZATION

Copeland Dividend Growth Fund (the “Dividend Growth Fund”), formerly, the Copeland Risk Managed Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund (the “SMID Fund”), and Copeland International Small Cap Fund (the “International Fund”) are diversified series of Copeland Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a statutory trust on September 10, 2010, under the laws of the State of Delaware.

The Dividend Growth Fund currently offers Class A, Class C and Class I shares. The SMID Fund and International Fund currently offer Class A and Class I shares. The Dividend Growth Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. The SMID Fund’s Class I shares commenced operations on February 27, 2017 and Class A shares commenced operations on February 11, 2019. The International Fund’s Class A and Class I shares commenced operations on December 28, 2021. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

OPERATING SEGMENTS

The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds each operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

SECURITY VALUATION

Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5 thereunder (the “Rule”), the Board of Trustees (the “Board”) has designated the Trust’s investment adviser, Copeland Capital Management, LLC (“Copeland”) as the Valuation Designee for the Funds pursuant to the Rule. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

longer reliable. Copeland has appointed a Pricing Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board. The valuation of investments with readily available market quotations has been delegated by the Board to the Funds’ administrator.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. Copeland reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. Copeland will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify Copeland, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below) has occurred. When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Small Cap Fund uses an independent third-party valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If Copeland becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025 for the Funds’ assets measured at fair value:

Copeland Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$27,651,899	$—	$—	$27,651,899
Short-Term Investment	56,482	—	—	56,482
Total	$27,708,381	$—	$—	$27,708,381

Copeland SMID Cap Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$160,756,205	$—	$—	$160,756,205
Short-Term Investment	1,107,424	—	—	1,107,424
Total	$161,863,629	$—	$—	$161,863,629

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Copeland International Small Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*
Apparel & Textile Products	$10,157	$10,849	$—	$21,006
Asset Management	—	9,286	—	9,286
Banking	—	33,482	—	33,482
Beverages	—	9,369	—	9,369
Biotech & Pharma	—	41,743	—	41,743
Chemicals	—	48,225	—	48,225
Commerical Support Services	—	10,318	—	10,318
Construction Materials	—	6,810	—	6,810
Containers & Packaging	—	14,395	—	14,395
Electrical Equipment	—	20,283	—	20,283
Engineering & Construction	—	76,943	—	76,943
Food	—	10,255	—	10,255
Forestry, Paper & Wood Products	9,099	—	—	9,099
Gas & Water Utilities	10,569	9,399	—	19,968
Home & Office Products	—	14,963	—	14,963
Industrial Intermediate Products	—	24,419	—	24,419
Industrial Support Services	7,951	16,318	—	24,269
Institutional Financial Services	12,261	8,120	—	20,381
Insurance	—	10,301	—	10,301
Internet Media & Services	—	14,445	—	14,445
Leisure Facilities & Services	—	23,058	—	23,058
Leisure Products	9,836	—	—	9,836
Machinery	—	19,705	—	19,705
Medical Equipment & Devices	—	10,738	—	10,738
Metals & Mining	14,360	—	—	14,360
Oil & Gas Producers	9,895	—	—	9,895
Real Estate Owners & Developers	8,116	15,656	—	23,772
Real Estate Services	7,390	8,166	—	15,556
Real Estate Investment Trust	9,373	31,550	—	40,923
Retail - Discretionary	—	9,511	—	9,511
Semiconductors	—	7,060	—	7,060
Software	—	9,225	—	9,225
Specialty Finance	8,504	9,545	—	18,049
Technology Hardware	—	20,408	—	20,408
Technology Services	—	32,745	—	32,745
Transportation & Logistics	6,889	—	—	6,889
Short-Term Investment	9,129	—	—	9,129
Total	$133,529	$587,290	$—	$720,819

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry/Country Classification.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years or expected to be taken in the Funds’ November 30, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DIVIDEND-PAYING STOCK RISK

The Funds’ emphasis on dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

MARKET RISK

Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

REIT RISK

An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

SMALL AND MEDIUM CAPITALIZATION RISK

The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN INVESTING RISK

The International Fund invests significantly in foreign securities. Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, if any, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS

If foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. If foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. The Funds did not hold any forward currency contracts as of November 30, 2025.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

INDEMNIFICATION

The Trust indemnifies their officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ADVISORY FEE

Subject to the oversight of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”). Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% for each of the Dividend Growth Fund and SMID Fund and 0.78% for the International Fund, based on the average daily net assets of the respective Fund. For the year ended November 30, 2025, the Adviser earned advisory fees of $235,376, $1,270,718, and $4,930 for the Dividend Growth Fund, SMID Fund, and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until March 31, 2026 to ensure that Net Annual Operating Expenses (excluding any front-end

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, 1.20% and 0.95% of the SMID Fund’s average daily net assets for Class A and Class I, respectively, and 1.23% and 0.98% of the International Fund’s average daily net assets for Class A and Class I, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. For the year ended November 30, 2025, the Adviser waived $226,414, $732,535 and $4,930 in investment advisory fees for the Dividend Growth Fund, SMID Fund and International Fund, respectively. During the period, the Adviser reimbursed additional amounts of $104,369 for the International Fund.

The expenses subject to recapture for the Dividend Growth Fund, SMID Fund and International Small Cap Fund will expire on November 30 of the years indicated below:

Copeland Dividend Growth Fund
2026	2027	2028	Total
$332,494	$379,229	$226,414	$938,137

Copeland SMID Cap Dividend Growth Fund
2026	2027	2028	Total
$386,832	$579,643	$732,535	$1,699,010

Copeland International Small Cap Fund
2026	2027	2028	Total
$90,986	$96,650	$109,299	$296,935

DISTRIBUTOR

The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended November 30, 2025, the 12b-1 fees accrued amounted to $29,703 and $69,495 for the Dividend Growth Fund for Class A and Class C shares, respectively. The 12b-1 fees accrued for the SMID Cap Dividend Growth Fund Class A shares were $4,138. The International Fund did not accrue any 12b-1 fees for the period.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended November 30, 2025, the Distributor received $6,749 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund, of which $985 was retained by the principal underwriter or other affiliated broker-dealers and $968 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund of which $128 was retained by the principal underwriter or other affiliated broker-dealers. No underwriting commissions were generated by Class A Shares of the International Fund during the year ended November 30, 2025.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

ULTIMUS FUND SOLUTIONS, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statement of Operations. An officer of the Trust is also an officer of UFS and is not paid any fees directly by the Funds for servicing in such capacity.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

BLU GIANT, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SHAREHOLDER SERVICES

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund. The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of up to 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. The fees incurred by the Funds for these services are included as Shareholder Service Fees – Class I in the Statement of Operations. For the year ended November 30, 2025, the Dividend Growth Fund accrued $12,553 and the SMID Cap Dividend Growth Fund accrued $53,971 in fees associated with the Shareholder Service Plan. The International Fund did not accrue any Shareholder Service Fees for its Class I shares during the period. The Funds’ Class A and Class C shares may also pay broker-dealers or other financial intermediaries for shareholder support services and/or administrative services based on the aggregate net asset value of the Class A and Class C shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The fees incurred by the Funds for these services are included as Non-Rule 12b-1 Shareholder Services Fees - Class A and Class C in the Statement of Operations.

CHIEF COMPLIANCE OFFICER

The Adviser is providing a Chief Compliance Officer to the Trust as well as related compliance services. The Trust reimburses the Adviser for an allocable portion of the Chief Compliance Officer’s salary.

TRUSTEES

Effective January 1, 2024, as compensation for services rendered to the Trust, each Trustee of the Trust who is not affiliated with the Trust or the Adviser receives: (1) an annual base retainer of $32,000; (2) $12,000 for attendance at four regularly scheduled Board meetings per year; (3) $2,000 for attendance at each regularly scheduled Audit Committee meeting; (4) $750 and $2,500 for each additional special telephonic or special in person meeting, respectively; and (5) the independent Chairman of the Board receives an additional $10,000 per year for carrying out his additional responsibilities. The foregoing compensation is paid in quarterly payments.

The “interested persons” (as defined in the 1940 Act) who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust except for the CCO, a portion of whose salary is paid by the Trust for compliance services.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended November 30, 2025 were as follows:

Fund	Purchases	Sale Proceeds
Dividend Growth Fund	$8,638,036	$20,974,111
SMID Cap Dividend Growth Fund	109,835,545	129,780,889
International Small Cap Fund	330,841	228,346

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2025, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Dividend Growth Fund	$18,877,307	$9,234,774	$(403,700)	$8,831,074
SMID Cap Dividend Growth Fund	155,240,183	17,948,262	(11,324,816)	6,623,446
International Small Cap Fund	627,431	121,496	(28,108)	93,388

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended November 30, 2025 and November 30, 2024 was as follows:

For the year ended November 30, 2025

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$142,348	$4,556,548	$—	$—	$4,698,896
SMID Cap Dividend Growth Fund	984,516	1,423,419	—	—	2,407,935
International Small Cap Fund	11,582	—	—	—	11,582

For the year ended November 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$99,265	$2,873,896	$—	$—	$2,973,161
SMID Cap Dividend Growth Fund	598,438	1,176,811	—	—	1,775,249
International Small Cap Fund	10,558	—	—	—	10,558

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Growth Fund	$—	$2,414,313	$—	$—	$—	$8,831,074	$11,245,387
SMID Cap Dividend Growth Fund	1,222,335	3,937,978	—	—	—	6,623,467	11,783,780
International Small Cap Fund	10,065	—	(112,046)	(3,915)	—	93,324	(12,572)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(64) for the International Small Cap Fund and $21 for the SMID Cap Dividend Growth Fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Dividend Growth Fund	$—
SMID Cap Dividend Growth Fund	—
International Small Cap Fund	112,046

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

At November 30, 2025, the Funds had unlimited short-term and long-term capital loss carry forwards for federal income tax purposes as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Dividend Growth Fund	$—	$—	$—	$—
SMID Cap Dividend Growth Fund	—	—	—	—
International Small Cap Fund	3,915	—	3,915	101,207

During the fiscal year ended November 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2025 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Dividend Growth Fund	$458,706	$(458,706)
SMID Cap Dividend Growth Fund	8,578	(8,578)
International Small Cap Fund	—	—

7.	FOREIGN TAX CREDIT (UNAUDITED)

The International Small Cap Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal periods below, were as follows:

For fiscal year ended
11/30/2025	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0262	$0.1315

For fiscal period ended
11/30/2024	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0242	$0.1441

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds. For the year ended November 30, 2025, the Dividend Growth Fund assessed $0, $0, and $0 in redemption fees for Class A, Class C and Class I shares, respectively. The SMID Fund assessed $49 and $4,887 in redemption fees for Class A and Class I shares, respectively. The International Fund did not assess redemption fees for Class A or Class I shares.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
And Shareholders of Copeland Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Copeland Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund and Copeland International Small Cap Fund (the “Funds”), each a series of shares of Copeland Trust (the “Trust”), including the portfolios of investments, as of November 30, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Copeland Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund	For the year ended November 30, 2025	For each of the two years in the period ended November 30, 2025	For each of the five years in the period ended November 30, 2025

Copeland International Small Cap Fund	For the year ended November 30, 2025	For each of the two years in the period ended November 30, 2025	For each of the three years in the period ended November 30, 2025, and for the period December 28, 2021 (commencement of operations) through November 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2026

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

On May 14, 2025, the Board of Trustees (the “Board”) of Copeland Trust (the “Trust”), including all Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment management agreement (the “Management Agreement”) between the Trust and Copeland Capital Management (“Copeland” or the “Adviser”) with respect to each Fund. The Independent Trustees met separately with independent counsel in advance of the meeting held on May 14, 2025 (the “Meeting”) to discuss the material provided by Copeland. The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Management Agreement; and (2) a report and presentation by Copeland that described, among other things: (a) the nature, extent and quality of the services provided by Copeland to each Fund and the experience and qualifications of the personnel providing those services; (b) its organizational structure, financial information, level of insurance coverage, Form ADV and SOC 1 report; (c) its investment process and the strategy of each Fund; (d) its types of clients and assets under management; (e) its brokerage, soft dollar commission and trade allocation policies, including the types of research and services obtained in connection with soft dollar commissions; (f) the investment performance of each Fund as compared to its applicable benchmark index, Copeland’s other similarly managed accounts as applicable, and relevant peer group; (g) its advisory fee arrangement with each Fund as compared to its relevant peer group and Copeland’s other similarly managed accounts as applicable; (h) the contractual fee and expense waiver arrangement with each Fund; (i) its compliance program to monitor and review investment decisions and to prevent and detect violations of each Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments, its business continuity and disaster recovery plan and information security system; (j) the costs of the services provided and the profits realized by Copeland from its relationships with each Fund; and (k) the extent to which economies of scale are relevant as each Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees discussed Copeland’s written materials and oral presentation on the Management Agreement, together with information Copeland had provided to the Trustees over the course of the year. In executive session, the Independent Trustees discussed, among other things, the performance of the Funds, expenses, fee levels and waivers, and the Adviser’s profitability and financial strength. In their deliberations, the Trustees did not identify any single factor as determinative or controlling, and different Board members may have given different weight to different individual factors and related conclusions.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Among the factors considered, the Board examined the nature, extent and quality of services provided to each Fund under the Management Agreement, and the quality of Copeland’s professional portfolio management teams. The Board considered, among other things, its on-going dealings with the Adviser, noting that the Adviser has consistently demonstrated its commitment to the interests of the

Trust’s shareholders, provided reasonable communication to the Board and cooperated in all respects with the Board’s requests for information. The Board considered the Trust’s Chief Compliance Officer’s reports on the Adviser’s quarterly compliance certifications. The Board considered the experience and qualifications of each portfolio manager of the Funds. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage each Fund and also concluded that they were satisfied with the quality of services provided by Copeland in advising each Fund.

The Board considered the costs of the services provided and the profits realized by the Adviser, as discussed at the Meeting. The Trustees reviewed the relative profitability of each Fund, noting that, while the Funds currently have relatively small asset bases, the Adviser’s overall financial strength and the Funds’ importance to the Adviser’s overall business strategy indicated Copeland’s intent to support the Funds’ continued growth. The Trustees also considered Copeland’s representation that the Funds were an important aspect of the Adviser’s long-term business plan. The Trustees also concluded that the benefits derived by Copeland from managing each Fund, including how it uses soft dollars, and the way in which it conducts portfolio transactions and selects brokers, seemed reasonable.

The Board also considered the management fees and expenses of each Fund. The Board concluded that, based on the information discussed at the Meeting, each Fund’s management fee, taking into account Copeland’s agreement to continue to waive fees and reimburse expenses to limit the expenses of each Fund, was reasonable as compared to the fees of comparable funds, and Copeland’s similarly managed accounts where applicable.

The Board also considered the investment performance of each Fund against its applicable benchmark index and peer group. The Board also took into account the portfolio managers’ discussion of each Fund’s performance and comparable strategy, including, where applicable, the reasons for each Fund’s relative performance as compared to its benchmark index and peer group, as well as performance, where applicable, compared to the Adviser’s separately-managed accounts. Based on this information, the Trustees concluded that the performance of the Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund for the periods shown was generally mixed (performance for certain periods was higher than the benchmark and comparative peer performance information, and in other cases it was lower), and that the performance for the Copeland International Small Cap Fund since its inception in December 2021 generally trailed that of the benchmark and comparative peer funds.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rates as assets grow. The Trustees considered the current asset levels of each Fund and Copeland’s agreement to waive fees and reimburse expenses as a means to limit each Fund’s expenses and concluded that, at the time of the Meeting, the absence of breakpoints was reasonable.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, and separately all of the Independent Trustees, voted to renew the Management Agreement with respect to each Fund for an additional one-year period.

Investment Adviser
Copeland Capital Management, LLC
161 Washington Street, Suite 1325
Conshohocken, PA 19428

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel
Vedder Price P.C.
1401 New York Avenue, Suite 500
Washington, DC 20005

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Il 60603

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-9-COPELAND.

COPELAND-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. [Exhibit 99.CODE]

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copeland Trust

By: /s/ Mark W. Giovanniello
Mark W. Giovanniello, Principal Executive Officer

Date	2/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark W. Giovanniello
Mark W. Giovanniello, Principal Executive Officer

Date	2/6/2026

By: /s/ Steven J. Adams
Steven J. Adams, Principal Financial Officer

Date	2/6/2026